Fair Value Measurements	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

(14) FAIR VALUE MEASUREMENTS

The Company's financial instruments consist of cash and cash equivalents, restricted cash, trade receivables, accounts payable, long-term debt and stock-based compensation. The carrying values of cash and cash equivalents, restricted cash, trade receivables, and accounts payable approximated their fair values at March 31, 2012 and June 30, 2011 due to the short maturity of these instruments. The carrying value of the Company's Notes reflects the original amounts borrowed, net of unamortized discounts or accretion of premiums and was $350,127 and $350,147 as of March 31, 2012 and June 30, 2011, respectively. Based on current market interest rates for debt of similar terms and average maturities and based on recent transactions, the fair value of the Notes as of March 31, 2012 and June 30, 2011, is estimated to be $390,250 and $385,875, respectively. The carrying value of the Company's Term Loan reflects the original amounts borrowed, net of the unamortized discount and was $305,440 as of March 31, 2012. Based on current market interest rates for debt of similar terms and average maturities, the carrying value of the Term Loan as of March 31, 2012 approximates fair value. The Company recorded its promissory note with the previous owners of AFS at its fair value on the acquisition date, which was determined to be $4,141. Management estimated the imputed interest associated with this note to be $359, which is being recognized through October 2012. The fair value of this note is not re-measured each reporting period; however, based on current interest rates for debt instruments with similar maturity dates, the March 31, 2012 carrying value of the AFS promissory note approximates fair value. The Company records its stock-based compensation liability at its estimated fair value.

Financial instruments measured at fair value on a recurring basis are summarized below:

	Level	March 31, 2012	June 30, 2011
Liabilities Recorded at Fair Value in the Financial Statements:
Stock-based compensation liability	Level 3	$55,030	$45,067

In developing a value for these units, the Company utilizes a two-step valuation approach. In the first step, the value of the Company's equity instruments are estimated through an analysis of valuations associated with various future potential liquidity scenarios for the Company's shareholders. A composite valuation is developed based upon the probability-weighted present values of each of the scenarios. The second step involves allocating this value across the Company's capital structure. The valuation is conducted in consideration of the guidance provided in the American Institute of Certified Public Accountant ("AICPA") Practice Aid "Valuation of Privately-Held Company Equity Securities Issued as Compensation" and with adherence to the Uniform Standards of Professional Appraisal Practice ("USPAP") set forth by the Appraisal Foundation.

In estimating the fair value of the common units, the Company has historically evaluated both market and income based valuation techniques. The income approach was based on managements' projected free cash flows. The market based approach, estimates the fair value based on the prices paid by investors and acquirers of interests of comparable companies in the public and private markets. The valuation was based on a weighted average of the market and income valuation techniques. As a result of the Company's expansion since inception and due to the fact that the committed capital from the Company's ultimate investors has been fully funded, the potential of a liquidation event for the Company's shareholders in the future has increased. As such, management revised the market based approach utilized in the valuation of the common units to account for potential liquidation events beginning with the quarter ended March 31, 2011.

Effective on March 31, 2011, the Company employed a probability-weighted estimated return method to value the common units. The method estimates the value of the units based on an analysis of values of the enterprise assuming various future outcomes. The estimated fair value of the common units is based on a probability-weighted present value of expected future proceeds to the Company's shareholders, considering each potential liquidity scenario available to the Company's investors as well as preferential rights of each security. This approach utilizes a variety of assumptions regarding the likelihood of a certain scenario occurring, if the event involves a transaction, the potential timing of such an event, and the potential valuation that each scenario might yield. The potential future outcomes that were considered by management were remaining a private company with the same ownership, a sale or merger, an initial public offering ("IPO"), and a partial recapitalization.

(15) FAIR VALUE MEASUREMENTS

The Company's financial instruments consist of cash and cash equivalents, restricted cash, trade receivable, accounts payable, interest rate swaps, long-term debt and stock-based compensation. The carrying values of cash and cash equivalents, restricted cash, trade receivable, and accounts payable approximated their fair values at June 30, 2011 and 2010 due to the short maturity of these instruments. Interest rate swaps are recorded in the consolidated balance sheets at fair value. The carrying value of the Company's Notes reflects the original amounts borrowed, net of unamortized discounts or accretion of premiums and was $350,147 and $247,080 as of June 30, 2011 and 2010, respectively. Based on current market interest rates for debt of similar terms and average maturities and based on recent transactions, the fair value of the Notes balance as of June 30, 2011 and 2010, is estimated to be $385,875 and $252,500, respectively. The Company recorded its promissory note with the previous owners of AFS at its fair value on the acquisition date, which was determined to be $4,141. Management estimated the imputed interest associated with this note to be $359, which is being recognized through March 2017. The fair value of this note is not re-measured each reporting period; however, based on current interest rates for debt instruments with similar maturity dates, the June 30, 2011 book value of the AFS promissory note approximates fair value. The Company records its stock-based compensation liability at its estimated fair value.

Financial instruments measured at fair value on a recurring basis are summarized below:

	Level	June 30, 2011	June 30, 2010
Liabilities Recorded at Fair Value in the Financial Statements:
Interest rate swap liabilities	Level 2	$—	$566
Stock-based compensation liability	Level 3	45,067	21,556

Total liabilities recorded at fair value in the consolidated financial statements		$45,067	$22,122

The interest rate swaps are valued using discounted cash flow techniques that use observable market inputs, such as LIBOR-based yield curves, forward rates, and credit ratings. Changes in the fair market value of the interest rate swaps resulted in an increase of $744 and $3,143 to interest expense during the years ended June 30, 2010 and 2009, respectively.

We use a third party valuation firm to assist in the valuation of our common units each reporting period and preferred units when granted. In developing a value for these units, we utilize a two-step valuation approach. In the first step we estimate the value of our equity instruments through an analysis of valuations associated with various future potential liquidity scenarios for our shareholders. A composite valuation is developed based upon the probability-weighted present values of each of the scenarios. The second step involves allocating this value across our capital structure. The valuation is conducted in consideration of the guidance provided in the American Institute of Certified Public Accountant ("AICPA") Practice Aid "Valuation of Privately-Held Company Equity Securities Issued as Compensation" and with adherence to the Uniform Standards of Professional Appraisal Practice ("USPAP") set forth by the Appraisal Foundation.